Investment Securities Other Investments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities
Federal Home Loan Bank Stock		$ 96,371	$ 95,550
Securities for Reverse Repurchase Agreements			25,000
Other Investments, Other		2,021	8,506
Other Investments	$ 133,282	$ 98,392	$ 129,056